Employee Benefits - Additional Information (Detail) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 EUR (€) Employees	Jun. 30, 2018 EUR (€) Employees	Jun. 30, 2019 EUR (€) Employees	Jun. 30, 2018 EUR (€) Employees
Disclosure of employee benefits [line Items]
Received and recognized subsidies | €	€ 1.1	€ 0.7	€ 2.3	€ 1.9
Number of employees	112	85	112	85
Netherlands [member]
Disclosure of employee benefits [line Items]
Number of employees	94	70	94	70
United States [member]
Disclosure of employee benefits [line Items]
Number of employees	18	15	18	15
Management and administration costs [member]
Disclosure of employee benefits [line Items]
Number of employees	29	18	29	18